LEASES	12 Months Ended
Dec. 31, 2023
Presentation of leases for lessee [abstract]
LEASES
11.	LEASES

(a)	Right-of-use assets

	December 31, 2023	December 31, 2022
Right-of-use assets, beginning of period	$1,933	$2,640
Additions	246	-

Depreciation	(705)	(707)
Balance, end of period	$1,474	$1,933

The
right-of-use
assets recognized by the Company are comprised of $1,474 (December 31, 2022 - $1,933) related to corporate office and warehouse leases, and are included in the office, furniture and leasehold improvements category in Note 7.

(b)	Lease receivable
On April 5, 2023 NexGen completed a purchase agreement whereby the Company acquired $4,100 of equipment and immediately thereafter leased the equipment to a third party. The lease payments commence the first day of the month following the six-month
anniversary of the date the equipment was delivered.
The discounted and undiscounted value of the remaining lease payments as at December 31, 2023 is as follows:

	Less than 1 year	1 to 3 years	4 to 5 years	Over 5 years	Total
Lease receivable	$512	$769	$1,025	$1,708	$4,014

	December 31, 2023	December 31, 2022
Current portion	512	-

Non-current portion	3,502	-

Balance, end of period	$4,014	$-

(c)	Lease liabilities

	December 31, 2023	December 31, 2022
Lease liabilities, beginning of period	$2,463	$3,169
Additions	254	-
Interest expense on lease liabilities	153	207
Payment of lease liabilities	(928)	(913)
Balance, end of period	$1,942	$2,463

Current portion	926	775
Non-current portion	1,016	1,688
Balance, end of period	$1,942	$2,463
The undiscounted value of the lease liabilities as at December 31, 2023 was $2,952 (December 31, 2022 - $3,920).

(d)	Amounts recognized in consolidated statements of net income (loss)

	Year ended December 31,

	2023	2022
Expense relating to variable lease payments	$417	$417
The Company engages drilling companies to carry out its drilling programs
o
n its exploration and evaluation properties. The drilling companies provide all required equipment for these drilling programs. These contracts are short-term in nature and the Company has elected not to recognize right-of-use
assets and associated lease liabilities in respect to these contracts but rather to recognize lease payments associated with these leases as incurred over the lease term. Payments by the Company to the drilling companies for the year ended December 31, 2023 were $1,909 (year ended December 31, 2022 - $3,205). The Company expensed $102 related to short-term leases during the period.